Insurance (Reconciliation of Disclosure to Liability) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Short-duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net	$ 11,931
Reinsurance Recoverable for Unpaid Claims and Claims Adjustments	591
Total unpaid claims and allocated claims adjustment expense	12,522
Unallocated claims adjustment expenses	103
Discounting	(1,319)
Liability for Claims and Claims Adjustment Expense	16,151	$ 9,669	$ 9,525	$ 9,280
Non-US
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Short-duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net	410
Reinsurance Recoverable for Unpaid Claims and Claims Adjustments	3
U.S.
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Short-duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net	10,180
Reinsurance Recoverable for Unpaid Claims and Claims Adjustments	179
Group Life - Term
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Short-duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net	1,769
Reinsurance Recoverable for Unpaid Claims and Claims Adjustments	21
Group Life - Term | Asia
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Short-duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net	453
Reinsurance Recoverable for Unpaid Claims and Claims Adjustments	216
Group Long-Term Disability
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Short-duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net	6,977
Reinsurance Recoverable for Unpaid Claims and Claims Adjustments	74
Discounting	1,300	$ 1,300
Property & Casualty - Auto
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Short-duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net	1,205
Reinsurance Recoverable for Unpaid Claims and Claims Adjustments	80
Property & Casualty - Home
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Short-duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net	229
Reinsurance Recoverable for Unpaid Claims and Claims Adjustments	4
Protection Life
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Short-duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net	341
Reinsurance Recoverable for Unpaid Claims and Claims Adjustments	1
Protection Health
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Short-duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net	69
Reinsurance Recoverable for Unpaid Claims and Claims Adjustments	2
Other insurance lines - all segments combined
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Short-duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net	888
Reinsurance Recoverable for Unpaid Claims and Claims Adjustments	193
Short Duration Insurance Product
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for Claims and Claims Adjustment Expense	11,306
Long Duration Insurance Product Line
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for Claims and Claims Adjustment Expense	$ 4,845